Interests in Resource Properties - Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Interest in an iron ore development project
Interests in Resource Properties
Expected future minimum sublease payments receivable	$ 3,250
Percentage of pre tax discount rate used to determine expected future cash flows		8.30%
Reversal of non cash impairment loss		$ 188,203
Hydrocarbon properties
Interests in Resource Properties
Reversal of non cash impairment loss	$ 0		$ 15,585
Percentage of post tax discount rate		9.25%	11.00%
Percentage of pre tax discount rate	10.00%
Reasonably possible increase in discount rate (as a percent)	1.00%
Increase in net loss due to reasonably possible increase in discount rate	$ 388
Hydrocarbon development and production assets
Interests in Resource Properties
Reversal of non cash impairment loss			$ 13,264
Hydrocarbon Probable Reserves
Interests in Resource Properties
Reversal of non cash impairment loss			2,951
Hydrocarbon Undeveloped lands
Interests in Resource Properties
Reversal of non cash impairment loss			$ 630